Expense Example, No Redemption - FidelityAdvisorValueFund-AMCIZPRO - FidelityAdvisorValueFund-AMCIZPRO - Fidelity Advisor Value Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Value Fund - Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	928
5 Years	1,191
10 Years	1,940
Fidelity Advisor Value Fund - Class C
Expense Example, No Redemption:
1 Year	193
3 Years	607
5 Years	1,050
10 Years	2,082
Fidelity Advisor Value Fund - Class M
Expense Example, No Redemption:
1 Year	488
3 Years	784
5 Years	1,104
10 Years	2,009
Fidelity Advisor Value Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	291
5 Years	507
10 Years	1,129
Fidelity Advisor Value Fund - Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	249
5 Years	438
10 Years	$ 984